INVESTMENTS	12 Months Ended
Dec. 31, 2021
INVESTMENTS
INVESTMENTS

The movements in investments during the years ended December 31, 2021 and 2020 are summarized as follows:

	Marketable Securities (FVTPL)	Marketable Securities (FVTOCI)	Warrants (FVTPL)	Total Investments
Balance as at December 31, 2020	$9,267	$3,386	$5,772	$18,425
Additions	13,691	216	-	13,907
Disposals	(13,971)	(710)	-	(14,681)
Gain recorded in other comprehensive income	-	2,094	-	2,094
Loss recorded in net loss	(587)	-	(3,698)	(4,285)
Distribution to shareholders	-	-	(2,074)	(2,074)
Balance as at December 31, 2021	$8,400	$4,986	$-	$13,386

	Marketable Securities (FVTPL)	Marketable Securities (FVTOCI)	Warrants (FVTPL)	Total Investments
Balance as at December 31, 2019	$-	$1,775	$-	$1,775
Additions	11,134	-	9,812	20,946
Disposals	(6,672)	-	-	(6,672)
Gain recorded in other comprehensive loss	-	1,611	-	1,611
Gain (loss) recorded in net loss	4,805	-	(4,040)	765
Balance as at December 31, 2020	$9,267	$3,386	$5,772	$18,425

The Company’s investments classified as FVTPL and FVTOCI are marketable securities of publicly traded companies held as strategic interests. In each case, the Company has less than a 10% equity interest.

During the year ended December 31, 2021, the Company:

•	Received 100,000,000 common shares of Auteco (initial recognition - $8,640,000, December 31, 2021 – $8,399,000) in connection with the Auteco Earn-In Agreement (defined in Note 6(b));
•	Sold a total of 687,300 common shares of First Majestic for net proceeds of $13,936,000 which resulted in a $3,725,000 realized gain on sale based on the original cost at the time of receipt;
•	Sold a total of 1,671,732 common shares of other marketable securities for net proceeds of $707,000 which resulted in a realized gain on sale of $314,000 based on the original cost at the time of receipt; and
•

In addition to amounts included in the Investments table above and in conjunction with the Treasury Metals share and warrant distribution a fair value gain of $75,000 was recorded in the consolidated statements of loss and comprehensive loss.